Schedule II - Valuation accounts (Detail) - Allowance for Doubtful Accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 743	$ 1,006	$ 908
Charged to Cost and Expenses	(125)	263	98
Charge-off Against Allowances	0	(526)	0
Balance at End of Period	$ 618	$ 743	$ 1,006